REVENUE AND COST OF SALES	3 Months Ended
Mar. 31, 2026
REVENUE AND COST OF SALES
REVENUE AND COST OF SALES

13) REVENUE AND COST OF SALES

The Company’s revenues for the three months ended March 31, 2026 and 2025, are all attributable to Mexico, from shipments of concentrate from the Avino Mine and processing of development material from the La Preciosa Mine.

	March 31, 2026	March 31, 2025
Concentrate sales	$41,993	$15,761
Provisional pricing adjustments	(2,560)	3,075
	$39,433	$18,836

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following for the three months ended March 31, 2026 and 2025:

	March 31, 2026	March 31, 2025
Production costs	$12,720	$7,440
Depreciation and depletion	3,295	834
	$16,015	$8,274